Goodwill - Summary of Carrying Value of Goodwill (Detail) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill [Line Items]
Beginning balance	¥ 0
Goodwill acquired in business combinations (Note 4)	4,625,115
Ending balance	¥ 4,625,115	$ 725,781